Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	LEASES
The Corporation and its subsidiaries lease office facilities, utility equipment, land, and communication tower space with remaining terms of up to 21 years, with optional renewal terms. Certain lease agreements include rental payments adjusted periodically for inflation or require the payment of real estate taxes, insurance, maintenance, or other operating expenses associated with the leased premises.

The Corporation's subsidiaries also have finance leases related to generating facilities with remaining terms of up to 35 years.
Leases were presented on the consolidated balance sheets as follows.

(in millions)	2020	2019
Operating leases
Other assets	$40	$46
Accounts payable and other current liabilities	(7)	(8)
Other liabilities	(33)	(38)

Finance leases (1) (2)
Regulatory assets	$122	$116
PPE, net	211	308
Accounts payable and other current liabilities	(2)	(24)
Finance leases	(331)	(413)
(1)    FortisBC Electric has a finance lease for the BPPA (Note 8), which relates to the sale of the output of the Brilliant hydroelectric plant, and for the Brilliant Terminal Station ("BTS"), which relates to the use of the station. Both agreements expire in 2056. In exchange for the specified take-or-pay amounts of power, the BPPA requires semi-annual payments based on a return on capital, which includes the original and ongoing capital cost, and related variable power purchase costs. The BTS requires semi-annual payments based on a charge related to the recovery of the capital cost of the BTS, and related variable operating costs.
(2)    In December 2020 TEP purchased a 32.2% undivided interest in the Springerville Common Facilities, which had previously been leased (Note 10).

The components of lease expense were as follows.

(in millions)	2020	2019
Operating lease cost	$10	$10
Finance lease cost:
Amortization	14	17
Interest	34	48
Variable lease cost	20	39
Total lease cost	$78	$114

As at December 31, 2020, the present value of minimum lease payments was as follows.

(in millions)	Operating Leases	Finance Leases	Total
2021	$8	$33	$41
2022	7	34	41
2023	6	34	40
2024	4	34	38
2025	3	34	37
Thereafter	22	1,056	1,078
	50	1,225	1,275
Less: Imputed interest	(10)	(892)	(902)
Total lease obligations	40	333	373
Less: Current installments	(7)	(2)	(9)
	$33	$331	$364

Supplemental lease information was as follows.

(in millions, except as noted)	2020	2019
Weighted average remaining lease term (years)
Operating leases	10	10
Finance leases	35	27
Weighted average discount rate (%)
Operating leases	4.0	4.1
Finance leases	5.1	4.8
Cash payments related to lease liabilities
Operating cash flows used for operating leases	$(10)	$(10)
Operating cash flows used for finance leases	(2)	(47)
Financing cash flows used for finance leases	(25)	(16)
Investing cash flows used for finance leases	(87)	(212)

See Note 26 for non-cash transactions that resulted in right-of-use assets obtained in exchange for new lease liabilities.

Leases	LEASES
The Corporation and its subsidiaries lease office facilities, utility equipment, land, and communication tower space with remaining terms of up to 21 years, with optional renewal terms. Certain lease agreements include rental payments adjusted periodically for inflation or require the payment of real estate taxes, insurance, maintenance, or other operating expenses associated with the leased premises.

The Corporation's subsidiaries also have finance leases related to generating facilities with remaining terms of up to 35 years.
Leases were presented on the consolidated balance sheets as follows.

(in millions)	2020	2019
Operating leases
Other assets	$40	$46
Accounts payable and other current liabilities	(7)	(8)
Other liabilities	(33)	(38)

Finance leases (1) (2)
Regulatory assets	$122	$116
PPE, net	211	308
Accounts payable and other current liabilities	(2)	(24)
Finance leases	(331)	(413)
(1)    FortisBC Electric has a finance lease for the BPPA (Note 8), which relates to the sale of the output of the Brilliant hydroelectric plant, and for the Brilliant Terminal Station ("BTS"), which relates to the use of the station. Both agreements expire in 2056. In exchange for the specified take-or-pay amounts of power, the BPPA requires semi-annual payments based on a return on capital, which includes the original and ongoing capital cost, and related variable power purchase costs. The BTS requires semi-annual payments based on a charge related to the recovery of the capital cost of the BTS, and related variable operating costs.
(2)    In December 2020 TEP purchased a 32.2% undivided interest in the Springerville Common Facilities, which had previously been leased (Note 10).

The components of lease expense were as follows.

(in millions)	2020	2019
Operating lease cost	$10	$10
Finance lease cost:
Amortization	14	17
Interest	34	48
Variable lease cost	20	39
Total lease cost	$78	$114

As at December 31, 2020, the present value of minimum lease payments was as follows.

(in millions)	Operating Leases	Finance Leases	Total
2021	$8	$33	$41
2022	7	34	41
2023	6	34	40
2024	4	34	38
2025	3	34	37
Thereafter	22	1,056	1,078
	50	1,225	1,275
Less: Imputed interest	(10)	(892)	(902)
Total lease obligations	40	333	373
Less: Current installments	(7)	(2)	(9)
	$33	$331	$364

Supplemental lease information was as follows.

(in millions, except as noted)	2020	2019
Weighted average remaining lease term (years)
Operating leases	10	10
Finance leases	35	27
Weighted average discount rate (%)
Operating leases	4.0	4.1
Finance leases	5.1	4.8
Cash payments related to lease liabilities
Operating cash flows used for operating leases	$(10)	$(10)
Operating cash flows used for finance leases	(2)	(47)
Financing cash flows used for finance leases	(25)	(16)
Investing cash flows used for finance leases	(87)	(212)

See Note 26 for non-cash transactions that resulted in right-of-use assets obtained in exchange for new lease liabilities.